Current Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Aegon Ltd. [member]
Disclosure of other liabilities [Line Items]
Derivatives with negative values classified under other liabilities	€ 2	€ 44